Fair Value of Financial Information (Tables)	9 Months Ended
Sep. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Carrying amounts and fair values of financial instruments
Presented in the tables below are the carrying amounts, including fair value adjustments previously recognized in acquisition purchase accounting, and the fair values of the Company’s financial instruments:

	As of September 30, 2026
	Carrying Amount	At Fair Value
		Level 1	Level 2	Level 3	Total
Preferred stock with mandatory redemption requirements	$3	$—	$—	$3	$3
Long-term debt	14,885	12,451	28	460	12,939

	As of December 31, 2025
	Carrying Amount	At Fair Value
		Level 1	Level 2	Level 3	Total
Preferred stock with mandatory redemption requirements	$3	$—	$—	$3	$3
Long-term debt	14,256	11,653	1,065	616	13,334

Schedule of Fair value measurements of assets and liabilities on recurring basis
Presented in the tables below are assets and liabilities measured and recorded at fair value on a recurring basis and their level within the fair value hierarchy:

	As of September 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Restricted funds	$34	$—	$—	$34
Rabbi trust investments	36	—	—	36
Deposits	114	—	—	114
Other investments:
Money market and other	29	—	—	29

Total assets	213	—	—	213

Liabilities:
Deferred compensation obligations	40	—	—	40

Total liabilities	40	—	—	40

Total assets	$173	$—	$—	$173

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Restricted funds	$41	$—	$—	$41
Rabbi trust investments	32	—	—	32
Deposits	124	—	—	124
Other investments:
Money market and other	20	—	—	20
Fixed-income securities	28	7	—	35
Mark-to-market derivative asset	—	2	—	2

Total assets	245	9	—	254

Liabilities:
Deferred compensation obligations	38	—	—	38

Total liabilities	38	—	—	38

Total assets	$207	$9	$—	$216